UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07737

The Purisima Funds
(Exact name of registrant as specified in charter)

5525 NW Fisher Creek Dr. Camas, Washington			98607
(Address of principal executive offices)			(Zip code)

U. S. Bancorp Fund Services, LLC 2020 East Financial Way, Suite 100 Glendora, California 91741
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(650) 851-3334

Date of fiscal year end:	August 31

Date of reporting period:	February 29, 2016

Item 1. Reports to Stockholders.

1

Semi-Annual Report (Unaudited)
February 29, 2016

The Purisima Total Return Fund

Table of Contents

A Letter to Our Shareholders	2
Sector Breakdown	7
Expense Example	7
Schedule of Investments	9
Statement of Assets and Liabilities	15
Statement of Operations	16
Statement of Changes in Net Assets	17
Financial Highlights	18
Notes to Financial Statements	19
Board Consideration of and Continuation of Investment Advisory Agreement	27
Other Information	30
Trustees and Officer Information	32
Privacy Notice	36

Investment Objectives

Purisima Total Return Fund

The Purisima Total Return Fund (the "Fund") seeks a high total return. (Total return includes capital appreciation, dividend and interest income, and distributions.)

The Fund reserves the right to reject any order for the purchase of its shares or to limit or suspend, without prior notice, the offering of its shares. The required minimum investments may be waived in the case of certain qualified retirement plans. The Fund will not accept your account if you are investing for another person as attorney-in-fact. The Fund also will not accept accounts with a "Power of Attorney" in the registration section of the Purchase Application.

A Letter to Our Shareholders

Welcome to the semi-annual report for the Purisima Total Return Fund for the six-month period ending February 29, 2016. The Fund's primary investment objective is seeking a high total return for shareholders.

Market Review

In the six months since our last report, global stocks endured what appears to be a double-bottom correction. Despite the downturn, we believe the current bull market will continue its ascent. In the period, the MSCI World Index fell -5.18%.i The fund outperformed slightly, falling -4.94%.

Fund Positioning

Geographically, the Fund's U.S. overweight benefited returns, as did underweights to Japan, Spain, Italy and the UK. Our overweight to Germany detracted. Security selection in the U.S. boosted performance, while security selection in Europe — including Germany, the United Kingdom and Switzerland — detracted.

On a sector basis, the Fund's overweight to Information Technology and underweights to Energy and Materials boosted returns, but underweights to Consumer Staples, Utilities, Telecommunication Services, Health Care and Industrials detracted. Security selection in Consumer Discretionary, Industrials, Information Technology and Energy benefited fund performance, while security selection in Financials detracted.

Commentary and Outlook

After an overall placid period earlier in 2015, markets fell during the late summer, a drop that carried on throughout the September 2015 — February 2016 timeframe. We believe this decline is a correction — a short, sharp, sentiment-driven drop amid a broader bull market — and not the start of a lasting downturn. We expect the bull market to continue in 2016.

After reaching a peak on May 21, 2015, stocks fell -17.95% through February 11, 2016, the lowest point to date.ii Most of this negativity was during the six-month reporting period, in which the MSCI World Index returned -5.18%.iii While stocks' sharp rally since mid-February's lows could signal the correction's end, that will be clear only in hindsight.

The period's negativity appears largely driven by well-known — but false — fears. China worries sprung up both in late-summer 2015 and early 2016, as big drops in its domestic A-share markets, economic "hard-landing" concerns and uncertainty surrounding the yuan's devaluation rattled investors. However, mainland Chinese stocks are isolated due to government restrictions on foreign investment, preventing spillover globally. The economy's growth rate is slowing but still robust by most measures. And the yuan's relatively small

i  Source: FactSet, as of 3/21/2016. MSCI World Index with net dividends, 8/31/2015 — 2/29/2016.

ii  Source: FactSet, as of 3/21/2016. MSCI World Index with net dividends, 5/21/2015 — 2/11/2016.

iii  Source: FactSet, as of 3/21/2016. MSCI World Index with net dividends, 8/31/2015 — 2/29/2016.

devaluation of -2.60% is a fraction of its rise in the preceding five years.iv Investors also fretted the Federal Reserve's (Fed) long-telegraphed rate hike, which finally happened in December without major incident. In early 2016, eurozone bank fears took center stage as many fretted missed profit expectations were a precursor to another 2008-type crisis. However, we believe eurozone Financials are in a much better situation than these fears acknowledge. Capital ratios are up and banks are overall profitable , balance sheets are flush with cash and non-performing loans are down throughout core Europe.

The persistence of these false fears overlooks the many positives underlying the current bull market. Outside some high-profile weak pockets, the global economy continues growing, led by the services-dominant developed world. Though political bluster seems particularly heated and bombastic lately, governments in competitive economies remain largely gridlocked, preventing big, sweeping legislation that can introduce uncertainty. Sentiment remains gloomy, and in our view, how it progresses will largely determine the magnitude of this year's returns. Does optimism emerge after fears are disproven? Or does skepticism weigh, spurred by headline-grabbing wild cards?

Global economic fundamentals support our view of a continuing bull market. The U.S. remains one of the global economy's top performers. Q4 GDP grew 1.0% annualized.v While many fixate on the headline rate slowing from Q3's 2.0%, the underlying data point to growth, underpinned by healthy consumers, residential real estate and business investment outside the oil industry. While manufacturing data are weak, America's economy is dominated by services, which have grown at a healthier clip. What's more, oil is skewing many U.S. economic data points, including industrial production and retail sales, which stirs many slowdown fears. But strip out oil — an industry that amounts to around 3.0% of U.S. GDP — and data suggest growth isn't faltering. Non-energy industrial production is in a steady uptrend. U.S. retail sales including gasoline have risen an average 2.26% year-over-year from January 2015 — January 2016.vi Exclude gas, and the average rises to over 4.0%.vii The ISM Non-Manufacturing Purchasing Managers' Index — a survey measuring the breadth of growth across U.S. businesses — was solidly expansionary throughout the reporting period, and its new orders sub-index points to continued growth ahead. Similarly, The Conference Board's Leading Economic Index is in an uptrend, suggesting economic growth likely continues.

Similarly, across the Atlantic, growth is better than many investors appreciate. UK Q4 GDP grew 0.5% quarter-over-quarter (1.9% annualized) — accelerating from Q3's 1.7% annualized — led by its dominant services sector and domestic consumption.viii While some observers claim this growth lacks support from exports and heavy industry — rendering it unsustainably unbalanced — it is worth noting British growth went years during the long

iv  Source: FactSet, as of 3/21/2016. China Renminbi per US dollar exchange rate, 8/31/2015 — 2/29/2016.

v  Source: US Bureau of Economic Analysis, as of 3/21/2016.

vi  Source: US Census Bureau, as of 3/21/2016.

vii  Ibid.

viii  Source: FactSet, as of 3/21/2016.

1993 – 2008 expansion with a similar mix underpinning it. The eurozone also grew in Q3 and Q4, putting its growth streak at 11 consecutive quarters.

This is not to say there aren't weak spots in the world. Japan continues to flip into and out of contraction. In Q3 2015, it escaped a technical correction by posting 1.4% annualized growth.ix However, contraction returned (-1.1% annualized) in Q4, and data from retail sales to international trade have been weak in early 2016 reports. The government also continues to try to spur growth through fiscal and monetary means, which include a massive quantitative easing program and negative interest rates. However, these measures counterproductively weigh on the profitability of bank lending by compressing the yield curve (the difference between short- and long-term interest rates). Less profitable lending stymies loan growth, sapping fuel from the economy. Politicians promise structural economic reforms addressing Japan's uncompetitive, quasi-mercantilist economy, but they have been largely absent.

2016 is a U.S. Presidential Election year, and election years are usually positive. Historically, U.S. stocks overwhelmingly outperform as Election Day nears. However, this Presidential contest is notable for its many apparent abnormalities, particularly rising GOP outsiders. As we type, it appears Donald Trump (Republican) and Hillary Clinton (Democratic) are their parties' likely nominees.

Trump is an outsider, and much has been made of his unusual candidacy. Clinton, by contrast, is a well-known quantity, but as such, is atypical of successful Democratic nominees, who tend to be fresh faces. The rhetoric on the campaign trail has been blustery thus far, and we'd expect that to only increase from here. But despite the much-ballyhooed plans and hypothesizing about what one candidate or another will mean for the economy and stocks, the President on his or her own isn't likely to end a bull market. Personality is less important than action, and the actions a President can take without Congressional support are limited.

While it is impossible to handicap who will win the White House at the current juncture — polling isn't very telling right now — we believe markets will start pricing in the likelihood of a Democratic or Republican president once the candidates are selected. This saps the potential surprise power for any potential victor, and falling uncertainty should be a bullish factor.

Similarly, the June referendum on Britain's EU membership provoked many questions about what will happen if British voters decide to leave. Despite all the speculation, this isn't a big, sudden surprise. Even if the UK votes to leave, that would trigger Article 50 of the Lisbon Treaty, opening a two-year exit negotiation, which will likely address issues like trade. In that span, UK leaders could ink trade deals anew, ensuring the economy isn't materially affected.

Nearly seven years in, this bull market remains perhaps history's least loved. Investors, still scarred from the financial crisis, can't shake skepticism. Many see signs of another 2008 lurking in every nook, even in tiny, obscure, isolated assets. However, one bear market's cause rarely triggers the next, so it's usually best to look elsewhere for an approaching bear. Today's media reflects and deepens skepticism. Dry articles presenting objective who, what, when, where, why

ix  Source: FactSet, as of 3/21/2016.

and how are rare. Replacing them are sensational opinion pieces — intended or not — where reporters' views permeate front-page news. Advertorials — advertisements masquerading as articles — abound. Fact-checking is weak. Untraditional media sources with zero barriers to entry are ubiquitous. Discerning fact from fiction is increasingly difficult for most, fostering uncertainty. Uncertainty begets skepticism.

It wouldn't shock us if sentiment never reaches true euphoria in this cycle, with complacency instead marking the peak. Joylessness could keep returns below bull market averages, as the surging confidence that typically powers big returns in late-stage bulls never arrives. We might instead see a longer, slower grind higher, defying the many who call this bull "long in the tooth" and potentially making this history's longest bull market in time if not magnitude. However, the hyperbolic negative forecasts and surging fear accompanying January's poor start may imply sentiment may be capitulating — teeing up a strong rebound and perhaps a shift into optimism.

The only time we counsel reducing equity exposure is when we believe a bear market is forming, and that time isn't now. Nor do we believe one is likely this year, though more volatility is always possible. Regardless, we believe now is a time to stay even-keeled and appreciate the positives others fail to see before they awaken and drive up stock prices.

Thank you, as always, for being clients.

Sincerely,

Kenneth L. Fisher
Chairman and Co-Chief Investment Officer
Fisher Investments

Opinions expressed above are those of Kenneth L. Fisher and are subject to change, are not guaranteed and should not be considered investment advice.

Past performance does not guarantee future results.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Mutual fund investing involves risk of loss. Principal loss is possible. Derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid. Foreign investing involves special risks, including a greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater for emerging markets. Small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales. Investments in debt securities typically decrease in value when interest rates rise. This risk is greater for longer-term debt securities.

The MSCI World Index is a broad-based unmanaged capitalization-weighted stock index designed to measure global developed market equity performance. It consists of 23 developed market country indices. One cannot invest directly in an index.

This material must be preceded or accompanied by a prospectus.

Fisher Investments is the Adviser to The Purisima Funds. The Purisima Funds are distributed by Quasar Distributors, LLC 03/16

Sector Breakdown(1) (Unaudited)

Purisima Total Return Fund
Information Technology	20.14%
Financials	18.36%
Health Care	18.08%
Consumer Discretionary	14.45%
Exchange-Traded Notes	10.84%
Consumer Staples	7.34%
Industrials	6.64%
Energy	2.76%
Mutual Funds	0.78%
Materials	0.58%
Telecommunication Services	0.03%
Total	100.00%

(1)  Percentage of Total Investments as of February 29, 2016.

Important Information

The following disclosure provides important information regarding the Fund's Expense Example. Refer to this information when reviewing the Expense Example for the Fund.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2015, to February 29, 2016, for the Total Return Fund.

Actual Expenses

The information in the table under the heading "Actual Performance" provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading "Hypothetical Performance (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund's actual returns. Hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the information under the heading "Hypothetical Performance (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transaction costs were included, your costs would have been higher.

Purisima Total Return Fund	Actual Performance	Hypothetical Performance (5% return before expenses)
Beginning Account Value (09/01/15)	$1,000.00	$1,000.00
Ending Account Value (02/29/16)	$950.60	$1,018.25
Expenses Paid During Period(1)	$6.45	$6.67

(1)  Expenses are equal to the Fund's annualized expense ratio of 1.33%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Purisima Total Return Fund
Schedule of Investments

February 29, 2016 (Unaudited)

Number of Shares		Value
COMMON STOCKS: 88.13%
Belgium: 1.63%
35,800	Anheuser-Busch InBev SA/NV	$4,034,724
China: 0.26%
330	Alibaba Group Holding Ltd. – ADR (a)	22,707
445	Baidu.com – ADR (a)	77,172
93,025	Bank Of China Ltd.	34,803
32,000	Beijing Capital International Airport Co. Ltd.	27,853
34,000	Brilliance China Automotive Holdings Ltd.	27,714
60,400	China Construction Bank Corp.	35,333
2,500	China Mobile Ltd.	26,421
12,200	China Pacific Insurance Group Co. Ltd.	39,448
20,500	CITIC Securities Co. Ltd.	39,429
1,690	Ctrip.com International Ltd. – ADR (a)	69,155
3,800	Hengan International Group Co. Ltd.	30,071
48,000	Industrial & Commercial Bank of China	23,697
38,000	Lenovo Group Ltd.	31,707
11,000	Ping An Insurance Group Co.	46,528
5,950	Tencent Holdings Ltd.	108,550
		640,588
Denmark: 2.41%
30,200	Novo Nordisk A/S – ADR	1,552,280
84,875	Novo Nordisk A/S – Class B	4,406,615
		5,958,895
France: 3.74%
14,935	L'Oreal SA	2,534,550
18,650	L'Oreal SA – ADR	626,267
13,525	LVMH Moet Hennessy Louis Vuitton SA	2,262,897
48,080	Sanofi	3,828,135
		9,251,849
Germany: 6.36%
21,300	BASF SE	1,394,450
46,925	Bayer AG	4,922,521

The accompanying notes are an integral part of these financial statements.

Number of Shares		Value
Germany (continued)
55,550	Daimler AG	$3,813,155
39,815	SAP AG	3,029,308
27,325	Siemens AG	2,540,353
		15,699,787
Hong Kong: 0.07%
8,650	AIA Group Ltd.	44,151
3,000	Cheung Kong Property Holdings Ltd.	15,351
3,000	CK Hutchison Holdings Ltd.	36,237
2,100	Hong Kong Exchanges and Clearing Ltd.	45,601
12,000	Sands China Ltd.	41,810
		183,150
India: 0.13%
5,935	Cipla Ltd. – GDR	44,748
1,550	Dr. Reddy's Laboratories Ltd. – ADR	68,169
1,770	HDFC Bank Ltd. – ADR	93,491
3,090	Infosys Ltd. – ADR	51,974
385	Reliance Industries Ltd. – GDR	10,896
7,210	Tata Global Beverages Ltd. – GDR	10,948
1,805	Tata Motors Ltd. – ADR (a)	40,125
		320,351
Indonesia: 0.06%
34,800	Bank Mandiri Persero Tbk PT	24,853
13,700	Bank Negara Indonesia Persero Tbk PT	5,200
42,100	Bank Rakyat Indonesia Persero Tbk PT	34,868
26,400	Jasa Marga Persero Tbk PT	10,464
18,600	Semen Indonesia Persero Tbk PT	14,257
89,600	Telekomunikasi Indonesia Persero Tbk PT	21,777
10,100	Unilever Indonesia Tbk PT	33,630
		145,049
Malaysia: 0.00%
7,900	CIMB Group Holdings BHD	8,492
Philippines: 0.02%
11,724	Metropolitan Bank & Trust Co.	18,640
1,150	SM Investments Corp.	19,832
		38,472

The accompanying notes are an integral part of these financial statements.

Number of Shares		Value
Singapore: 0.02%
5,000	DBS Group Holdings Ltd.	$48,293
South Korea: 0.17%
65	AmorePacific Corp.	19,316
150	Hyundai Heavy Industries Co. Ltd. (a)	12,493
140	Hyundai Mobis	28,188
280	Hyundai Motor Co.	33,395
940	KB Financial Group, Inc.	22,575
70	LG Chem Ltd.	16,981
112	NAVER Corp.	51,802
105	Samsung Electronics Co. Ltd.	100,016
265	Samsung Life Insurance Co. Ltd.	23,999
920	Shinhan Financial Group Co. Ltd.	28,232
2,535	SK Hynix, Inc.	61,494
125	SK Innovation Co. Ltd.	14,656
		413,147
Switzerland: 3.29%
61,250	Novartis AG	4,395,155
14,000	Roche Holding AG	3,603,405
8,025	UBS Group AG	122,141
		8,120,701
Taiwan: 0.13%
9,534	Advanced Semiconductor Engineering, Inc. – ADR	53,581
24,660	CTBC Financial Holding Co. Ltd.	12,021
24,247	Fubon Financial Holdings Co. Ltd.	28,784
30,315	Hon Hai Precision Industry Co. Ltd.	71,154
2,000	MediaTek, Inc.	14,203
54,059	Mega Financial Holding Co. Ltd.	35,625
23,800	Taiwan Semiconductor Manufacturing Co. Ltd.	106,710
		322,078
Thailand: 0.03%
4,500	Advanced Info Service PCL	21,534
3,950	Bangkok Bank PCL	17,904
72,000	Bangkok Dusit Medical Services PCL	43,649
		83,087

The accompanying notes are an integral part of these financial statements.

Number of Shares		Value
United Kingdom: 4.55%
75,720	GlaxoSmithKline PLC – ADR	$2,928,092
565,700	HSBC Holdings PLC	3,619,135
4,667,941	Lloyds Banking Group PLC	4,703,870
		11,251,097
United States: 65.26%
7,315	Alphabet, Inc. – Class A (a)	5,246,464
4,128	Alphabet, Inc. – Class C (a)	2,880,395
18,715	Amazon.com, Inc. (a)	10,340,412
76,430	American Express Co.	4,247,979
87,500	Apple, Inc.	8,460,375
280,550	Bank Of America Corp.	3,512,486
44,450	Berkshire Hathaway, Inc. – Class B (a)	5,963,856
6,500	BlackRock, Inc.	2,027,740
23,800	Chevron Corp.	1,985,872
95,640	Cisco Systems, Inc.	2,503,855
92,700	Citigroup, Inc.	3,601,395
80,850	Comcast Corp. – Class A	4,667,470
29,900	Exxon Mobil Corp.	2,396,485
243,220	General Electric Co.	7,087,431
136,545	Intel Corp.	4,040,367
83,810	Johnson & Johnson	8,817,650
110,635	JPMorgan Chase & Co.	6,228,750
42,900	Merck & Co., Inc.	2,154,009
136,495	Microsoft Corp.	6,944,866
66,175	Morgan Stanley	1,634,523
76,250	Oracle Corp.	2,804,475
36,050	PepsiCo, Inc.	3,526,411
262,030	Pfizer, Inc.	7,774,430
56,865	Procter & Gamble Co.	4,565,691
79,775	Qualcomm, Inc.	4,051,772
33,230	Schlumberger Ltd.	2,383,256
6,100	The Boeing Co.	720,898
62,495	The Coca-Cola Co.	2,695,409
11,200	The Goldman Sachs Group, Inc.	1,674,736
64,275	The Home Depot, Inc.	7,977,813
66,075	The Walt Disney Co.	6,311,484

The accompanying notes are an integral part of these financial statements.

Number of Shares		Value
United States (continued)
61,130	United Technologies Corp.	$5,906,381
123,220	Visa, Inc. – Class A	8,919,896
152,885	Wells Fargo & Co.	7,173,364
		161,228,396
TOTAL COMMON STOCKS (Cost $170,495,236)		$217,748,156
EXCHANGE-TRADED NOTES: 10.81%
Germany: 1.28%
30,000	DB FI Enhanced Global High Yield (a)	3,153,600
Switzerland: 5.45%
51,500	Credit Suisse FI Enhanced Europe 50 (a)	4,003,095
17,800	Credit Suisse FI Large Cap Growth Enhanced (a)	1,956,042
68,600	UBS AG FI Enhanced Large Cap Growth (a)	7,504,154
		13,463,291
United Kingdom: 4.08%
23,625	Barclays + FI Enhanced Europe 50 (a)	1,759,942
79,450	Barclays + FI Enhanced Global High Yield (a)	8,320,004
		10,079,946
TOTAL EXCHANGE-TRADED NOTES (Cost $27,229,863)		$26,696,837
SHORT-TERM INVESTMENTS: 0.78%
Mutual Funds: 0.78%
1,917,723	SEI Daily Income Trust Government Fund – Class A	1,917,723
TOTAL SHORT-TERM INVESTMENTS (Cost $1,917,723)		$1,917,723
TOTAL INVESTMENTS: 99.72% (Cost $199,642,822)		246,362,716
Other Assets in Excess of Liabilities: 0.28%		689,025
	TOTAL NET ASSETS: 100.00%	$247,051,741

ADR - American Depository Receipt.

GDR - Global Depository Receipt.

(a) Non-Income Producing.

The accompanying notes are an integral part of these financial statements.

Industry Breakdown(1)
Pharmaceuticals	18.01%
Banks	11.85%
Exchange-Traded Notes	10.81%
Software	5.17%
Media	4.44%
Internet & Catalog Retail	4.21%
Beverages	4.15%
Industrial Conglomerates	3.92%
IT Services	3.63%
Technology Hardware, Storage & Peripherals	3.48%
Internet Software & Services	3.40%
Specialty Retail	3.23%
Aerospace & Defense	2.68%
Communications Equipment	2.65%
Diversified Financial Services	2.44%
Capital Markets	2.23%
Household Products	1.86%
Oil, Gas & Consumable Fuels	1.78%
Semiconductors & Semiconductor Equipment	1.73%
Consumer Finance	1.72%
Automobiles	1.58%
Personal Products	1.30%
Energy Equipment & Services	0.96%
Textiles, Apparel & Luxury Goods	0.92%
Chemicals	0.57%
Insurance	0.06%
Electronic Equipment, Instruments & Components	0.03%
Wireless Telecommunication Services	0.02%
Health Care Providers & Services	0.02%
Hotels, Restaurants & Leisure	0.02%
Transportation Infrastructure	0.02%
Auto Components	0.01%
Diversified Telecommunication Services	0.01%
Real Estate Management & Development	0.01%
Construction Materials	0.01%
Machinery	0.01%
Food Products	0.00%
Total Investment in Securities	98.94%
Cash Equivalent	0.78%
Other Assets in Excess of Liabilities	0.28%
TOTAL NET ASSETS	100.00%

(1)  Percentage of Net Assets as of February 29, 2016.

The accompanying notes are an integral part of these financial statements.

Purisima Total Return Fund
Statement of Assets and Liabilities

February 29, 2016 (Unaudited)

ASSETS:
Investments at value (cost $199,642,822)	$246,362,716
Foreign currency at value (cost $13,585)	11,817
Cash	107,697
Receivables:
Receivable for investments sold	6,798
Receivable for Fund shares sold	51,934
Interest and dividends receivable	944,607
Receivable for foreign currency	6,758
Prepaid expenses	57,788
Total Assets	247,550,115
LIABILITIES:
Payable for Fund shares redeemed	107,535
Payable for foreign currency	6,798
Payable to the Adviser (Note 3)	194,354
Accrued distribution fees (Note 4)	69,741
Accrued fund administration, fund accounting, transfer agent and custody fees	86,611
Accrued expenses	33,335
Total Liabilities	498,374
NET ASSETS	$247,051,741
Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	12,369,168
Net asset value, redemption price and offering price per share	$19.97
COMPONENTS OF NET ASSETS:
Paid-in capital	$195,460,516
Undistributed net investment income	645,143
Accumulated net realized gain on investments	4,258,479
Net unrealized appreciation/depreciation on:
Investments	46,719,894
Foreign currency	(32,291)
Net Assets	$247,051,741

The accompanying notes are an integral part of these financial statements.

Purisima Total Return Fund
Statement of Operations

For the Six Months Ended February 29, 2016 (Unaudited)

INVESTMENT INCOME:
Dividend income(1)	$2,450,299
Interest income	342
Total Investment Income	2,450,641
EXPENSES:
Investment advisory fees (Note 3)	1,352,777
Administration fees (Note 3)	117,366
Transfer agent fees	65,474
Miscellaneous expenses	57,180
Fund accounting fees	54,321
Custody fees	46,120
Distribution fees (Note 4)	46,053
Legal fees	22,414
Registration fees	12,594
Trustees fees	11,933
Reports to shareholders	9,818
Audit fees	9,220
Interest expense	228
Total expenses	1,805,498
Net investment income	645,143
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY:
Net realized gain (loss) on:
Investments	5,209,760
Foreign currency transactions	(21,951)
Change in net unrealized appreciation/depreciation on:
Investments	(18,470,324)
Foreign currency transactions	3,792
Net realized and unrealized loss on investments and foreign currency	(13,278,723)
Net decrease in net assets resulting from operations	$(12,633,580)

(1)  Net of $62,482 in foreign withholding taxes.

The accompanying notes are an integral part of these financial statements.

Purisima Total Return Fund
Statement of Changes in Net Assets

	Six Months Ended February 29, 2016 (Unaudited)	Year Ended August 31, 2015
OPERATIONS:
Net investment income	$645,143	$2,091,971
Net realized gain (loss) on:
Investments	5,209,760	9,444,586
Foreign currency transactions	(21,951)	(6,700)
Change in net unrealized appreciation/depreciation on:
Investments	(18,470,324)	(19,175,269)
Foreign currency transactions	3,792	(30,127)
Net decrease in net assets resulting from operations	(12,633,580)	(7,675,539)
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,085,156)	(1,884,174)
From net realized gain on investments	(7,592,782)	(17,258,812)
Net decrease in net assets resulting from distributions paid	(9,677,938)	(19,142,986)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,725,973	13,941,858
Proceeds from reinvestment of distributions	9,455,703	18,544,062
Cost of shares redeemed	(24,593,298)	(66,648,495)
Net decrease from capital share transactions	(10,411,622)	(34,162,575)
Total decrease in net assets	(32,723,140)	(60,981,100)
NET ASSETS:
Beginning of period	279,774,881	340,755,981
End of period (includes undistributed net investment income of $645,143 and $2,085,156, respectively)	$247,051,741	$279,774,881
CHANGE IN CAPITAL SHARES:
Shares outstanding, beginning of period	12,856,223	14,320,936
Shares sold	217,257	605,431
Shares issued on reinvestment of distributions	430,392	827,491
Shares redeemed	(1,134,704)	(2,897,635)
Net decrease in capital shares	(487,055)	(1,464,713)
Shares Outstanding, end of period	12,369,168	12,856,223

The accompanying notes are an integral part of these financial statements.

Purisima Total Return Fund
Financial Highlights

For a capital share outstanding throughout each period.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

	Six Months Ended February 29,		Year Ended August 31,
	2016(1)		2015	2014	2013	2012	2011
Net asset value, beginning of the period	$21.76		$23.79	$20.92	$18.92	$19.08	$16.14
Income (loss) from investment operations:
Net investment income	0.06		0.17	0.14	0.20 (2)	0.20	0.20
Net realized and unrealized gain (loss) on investments	(1.06)		(0.77)	3.76	2.20	(0.17)	2.88
Total income (loss) from investment operations	(1.00)		(0.60)	3.90	2.40	0.03	3.08
Less distributions:
From net investment income	(0.17)		(0.14)	(0.17)	(0.25)	(0.19)	(0.14)
From net realized gain	(0.62)		(1.29)	(0.86)	(0.15)	–	–
Total distributions	(0.79)		(1.43)	(1.03)	(0.40)	(0.19)	(0.14)
Net asset value, end of period	$19.97		$21.76	$23.79	$20.92	$18.92	$19.08
Total return	(4.94	)%(3)	(2.71)%	18.97%	12.87%	0.21%	19.05%
Ratios/supplemental data:
Net assets, end of period (millions)	$247.1		$279.8	$340.8	$341.4	$362.6	$388.7
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	1.33	%(4)	1.28%	1.35%	1.35%	1.36%	1.34%
After fees waived and expenses absorbed or recouped	1.33	%(4)	1.28%	1.35%	1.35%	1.36%	1.34%
Ratio of net investment income to average net assets	0.48	%(4)	0.67%	0.54%	0.97%	0.99%	0.92%
Portfolio turnover rate	6.23	%(3)	13.86%	19.54%	12.54%	101.09%	35.06%

(1)  Unaudited.

(2)  Per share net investment income has been calculated using the daily average share method.

(3)  Not annualized.

(4)  Annualized.

The accompanying notes are an integral part of these financial statements.

Purisima Total Return Fund

Notes to Financial Statements

February 29, 2016 (Unaudited)

NOTE 1 – ORGANIZATION

The Purisima Funds (the "Trust") was organized as a Delaware statutory trust on June 27, 1996, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company issuing its shares in series. Each series represents a distinct portfolio with its own investment objectives and policies. The accompanying financial statements include the Total Return Fund (the "Fund"), which commenced operations on October 28, 1996, one of the two portfolios comprising the Trust. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies." Fisher Asset Management, LLC (doing business as Fisher Investments) (the "Adviser") serves as the investment adviser to the Fund.

The Fund is a diversified fund and its investment objective is to seek a high total return. The Fund seeks to achieve its objective by investing in a portfolio allocated between domestic and foreign common stocks, fixed-income securities, money market instruments and other equity-type securities. The Fund's investments in different types of securities may vary significantly.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.  Security Valuation. Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined. If on a particular day an exchange-listed security does not trade, then the mean between the bid and asked prices will be used. Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund's net asset value is determined. Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. Securities traded on an exchange for which there have been no sales and other over-the-counter securities are valued at the closing price. Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold.

B.  Foreign Currency Translation. The Fund's records are maintained in U.S. dollars. The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars using a spot market rate of exchange each day. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The portion of the Fund's security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

C.  Federal Income and Excise Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income or excise tax provision is required.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained assuming examination by tax authorities. Management has analyzed the Fund's tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 – 2014), or expected to be taken in the Fund's 2015 tax returns. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

D.  Security Transactions, Investment Income and Distributions. Security transactions are accounted for on trade date. Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis. Realized gains and losses are evaluated on the basis of identified costs.

E.  Use of Estimates. The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates and assumptions.

F.  Concentration of Risk. Investments in securities of non-U.S. issuers in certain countries involve special investment risks. These risks may include but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

G.  Securities Sold Short. To the extent the Fund engages in selling securities short, the Fund is obligated to replace a security borrowed by purchasing the same security at the current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short. The Fund did not engage in selling securities short during the six months ended February 29, 2016.

H.  Exchange-Traded Notes, Index-Linked Notes and Similar Instruments. The Fund may invest in leveraged and unleveraged exchange-traded notes, index-linked notes and similar instruments (collectively known as "Linked Notes"), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees. Some Linked Notes are traded on an exchange (e.g., the New York Stock Exchange) during normal trading hours. Other Linked Notes may be directly sold by the issuer, such as a larger broker-dealer, and are not traded. At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the applicable market benchmark or strategy factor. Linked Notes that are not traded may be subject to a holding period until maturity during which an early redemption fee or other charges may apply.

Linked Notes are subject to credit risk and the value of a Linked Note may drop because of a downgrade in the issuer's credit rating, despite the underlying market benchmark or strategy remaining unchanged. Linked Notes may not make periodic coupon payments or provide principal protection. The value of a Linked Note may also be influenced by time to maturity, level of supply and demand for the Linked Note, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer's credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset. The issuer of a Linked Note may not be required to maintain the listing and there can be no assurance that a secondary market will exist for a Linked Note. In addition, no assurance can be given that the

Internal Revenue Service will accept, or a court will uphold, how the Fund characterizes and treats Linked Notes for tax purposes. Some Linked Notes that use leverage may multiply the market effect on the value of the instrument and, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price. Leveraged Linked Notes are subject to the same risks, such as greater volatility, costs and the potential for increased losses, as other instruments that use leverage in any form.

A Linked Note that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy. The market value of Linked Notes may differ from their market benchmark or strategy because the supply and demand in the market for Linked Notes at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the Linked Note seeks to track. As a result, there may be times when a traded Linked Note trades at a premium or discount to its market benchmark or strategy.

I.  Accounting for Derivatives. The Fund is required to disclose additional information regarding use of derivatives. The risk is that an investment in derivatives may not correlate completely to the performance of the underlying securities and may be volatile and that the insolvency of the counterparty to a derivative instrument could cause the Fund to lose all or substantially all of its investment in the derivative instrument, as well as the benefits derived therefrom.

The Fund currently invests in derivatives to give the Fund additional exposure to various indexes without investing directly in each of the underlying securities of the respective index.

J.  Indemnification Obligations. Under the Fund's organizational documents, its current and former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

K.  Line of Credit. The Fund has a Loan Agreement with U.S. Bank, N.A. for an uncommitted line of credit. Under the terms of the Loan Agreement, the Fund's borrowings cannot exceed the lesser of $8,000,000 or 33 1/3% of the net assets of the Fund. The interest rate paid on the Loan equals the prime rate minus 0.5% per annum, payable monthly. Borrowing activity under the Loan Agreement for the six months ended February 29, 2016, was as follows:

Maximum Amount Outstanding	Interest Expense	Amount Outstanding at February 29, 2016	Average Amount Outstanding	Average Interest Rate
$602,000	$226	$—	$14,940	2.96%

NOTE 3 – COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund. The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund. As compensation for its services, the Adviser is entitled to a monthly fee at the annual rate of 1.00% of the Fund's average daily net assets.

The Fund is responsible for its own operating expenses. The Adviser has contractually agreed to limit the Fund's total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short, acquired fund fees, and extraordinary expenses) to not more than 1.50% of the Fund's average daily net assets.

Any fee withheld and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund's current operating expenses for such fiscal year does not exceed the lesser of applicable limitation on Fund expenses in place at the time the expenses were waived or the expense limit in place at the time of the recoupment. Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. As of February 29, 2016, there were no unreimbursed expenses.

U.S. Bank, N.A. serves as the Fund's Custodian. U.S. Bancorp Fund Services, LLC ("USBFS"), an affiliate of U.S. Bank, N.A., serves as the Fund's Administrator, Fund Accountant and Transfer Agent. In its capacity as the Fund's Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund's financial statements, monitors the Fund's compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations. For the six months ended February 29, 2016, the Fund paid USBFS $117,366 for services rendered in its capacity as the Fund's Administrator.

NOTE 4 – SERVICE AND DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Service and Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund may accrue Rule 12b-1 fees at an annual rate not to exceed 0.25% of the Fund's average daily net assets, and the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of dealers, intended to result in the sale of shares of the Fund. For the six months ended February 29, 2016, the Fund incurred $46,053 in Rule 12b-1 Fees.

Quasar Distributors, LLC, an affiliate of U.S. Bank, N.A. and USBFS, serves as principal underwriter of the Fund and acts as the Fund's distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund's shares.

NOTE 5 – INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding U.S. Government securities and short-term investments, for the six months ended February 29, 2016, were as follows:

Fund	Purchases	Sales
Purisima Total Return Fund	$16,824,595	$36,403,190

NOTE 6 – FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

Level 1 – Quoted prices in active markets for identical securities

Level 2 – Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)

Level 3 – Significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of inputs used to value the Fund's securities as of February 29, 2016:

Description	Level 1	Level 2		Level 3	Total
Equity
Common Stocks	$217,627,277	$120,879	*	$—	$217,748,156
Exchange-Traded Notes	26,696,837	—		—	26,696,837
Total Equity	244,324,114	120,879		—	244,444,993
Short-Term Investments	1,917,723	—		—	1,917,723
Total Investments in Securities**	$246,241,837	$120,879		$—	$246,362,716

*  Level 2 securities consists of Indian and Thai securities in the amounts of $55,696 and $65,183, respectively.

**  Please refer to the Schedule of Investments for country breakdown.

As of February 29, 2016, there were no transfers between Levels 1, 2 and 3. The Fund did not hold any Level 3 securities during the six months ended February 29, 2016. It is the Fund's policy to record transfers at the end of the reporting period.

NOTE 7 – FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes. These differences are primarily attributable to the tax deferral of losses on wash sales. Short-term gains distributions reported in the Statement of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2015, the Fund's most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Purisima Total Return Fund
Cost of investments for tax purposes	$214,844,197
Gross tax unrealized appreciation on investments	$69,074,568
Gross tax unrealized depreciation on investments	(4,632,911)
Net tax unrealized appreciation on investments	64,441,657
Net unrealized currency depreciation	(36,083)
Net tax unrealized appreciation	64,405,574
Undistributed ordinary income	2,085,156
Undistributed long-term capital gains	7,412,013
Total distributable earnings	9,497,169
Other accumulated loss	–
Total accumulated gain	$73,902,743

Additionally, U.S. generally accepted accounting principles require that permanent book-to-tax differences be reclassified among the components of net assets. These reclassifications have no effect on net assets or net asset value per share. For the fiscal year ended August 31, 2015, the Fund's most recent fiscal year end, the Fund decreased undistributed net investment income and accumulated net realized gain on investments by $6,819 and $4,122,314, respectively, and increased paid-in capital by $4,129,133.

The tax character of distributions paid during the six months ended February 29, 2016, and the fiscal year ended August 31, 2015, were as follows:

	Six months ended February 29, 2016		Fiscal year ended August 31, 2015
	Ordinary Income	Long Term Capital Gains	Ordinary Income	Long Term Capital Gains
Purisima Total Return Fund	$2,085,156	$7,592,782	$2,593,854	$16,549,132

NOTE 8 – SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NOTE 9 – RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2015-07 "Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent)." The amendments in ASU No. 2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient. The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient. The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Management is currently evaluating the impact these changes will have on the Fund's financial statements and related disclosures.

Purisima Total Return Fund

BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On November 5, 2015, the Board of Trustees (the "Board") performed its annual review and renewal of the Investment Management Agreement (the "Agreement") for the Purisima Total Return Fund (the "Fund") for the one year period commencing December 1, 2015. The Board, which consists solely of Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser. Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund. That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund. In addition, the Board discussed and reviewed information regarding the Fund's investment results, as well as advisory fee and expense comparisons.

In evaluating the Agreement, the Board took into account their cumulative experience in working with the Adviser and their ongoing review of information and discussions with representatives of the Adviser at Board meetings throughout the year. In deciding to renew the Agreement, the Board did not identify any single factor or particular information that, in isolation, was the controlling factor. This summary describes the most important, but not all, of the factors considered by the Board.

1.  Nature, Extent and Quality of Services

The Adviser, its personnel and its resources. The Board considered the depth and quality of the Adviser's investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel, especially the Adviser's Investment Policy Committee and personnel who directly support the Fund; the longevity and relatively low turnover rates of its key personnel; and the overall financial strength and stability of its organization. The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough. The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis. The Board's consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns of the Board. The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting. The Board further considered the Adviser's ongoing commitment to attracting and retaining qualified personnel and to maintain and enhance its resources and systems. The Board also observed that the Adviser had maintained the quality of services provided to the Fund despite the continued relatively small share of the Adviser's assets under management represented by the Fund, which has been consistently less than one percent.

Other Services. The Board considered the Adviser's policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders.

2.  Investment Performance

The Board considered the Fund's pursuit of its investment objective and the investment results of the Fund in light of its objective. The Board compared the Fund's total returns with various independent securities price indexes (the Standard & Poor's 500 Stock Price Index, the MSCI World Index, the MSCI EAFE Index and the Russell 1000 Growth Index) and a comparable group of peer funds objectively compiled using data from Morningstar, Inc., and noted the performance of the Fund during various periods compared to those indexes and the peer group. The Board noted the wide range of funds and strategies against which the Fund was being compared, not all of which are directly comparable by objective or strategy to the Fund. The Board found that the Fund's performance was below the median of the peer group for the one, three, five and ten year periods ended September 30, 2015, but noted that performance was positive for the three, five and ten year periods. The Board also reviewed performance since inception through November 3, 2015, and found that the Fund had outperformed several benchmarks including the MSCI World Index, MSCI EAFE Index and Russell 1000 Growth Index. The Board discussed the Adviser's plan to improve performance and noted that it was comfortable with the strategy and investment style of the Fund. The Board will continue to monitor performance, but also understands the challenges of recent market conditions.

The Board concluded that the Adviser's services to the Fund have provided some value and have generated a positive return for the period since inception. The Board also continues to see value in the Adviser's services and the potential for improvement of relative performance for future periods.

3.  Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of a comparable group of peer funds objectively compiled using data from Morningstar, Inc. The Board observed that the Fund's advisory fees were below the high end for the peer group and 0.25% above the median fees. The Board also noted that total expenses were below the high end and 0.07% above the median expense levels of the peer group. The Board then considered the fees charged to the Fund compared to the Adviser's private clients, noting that the mutual fund peer group provided a better comparison. As part of its review, the Board considered the extra burden of administration, public reporting, compliance, regulatory deadlines, risk and regulations associated with the Fund that do not apply to the Adviser's private accounts. The Board determined that the Fund's mutual fund peer group provided a better comparison and concluded that the advisory fee paid by the Fund to the Adviser was reasonable in light of the nature and quality of services provided by the Adviser.

4.  Adviser, Costs, Level of Profits and Economies of Scale

The Board discussed the Adviser's costs of providing services to the Fund, as well as the resulting level of profits to the Adviser. The Board considered the Adviser's need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements. The Board noted that at its present asset size, breakpoints in the Fund's advisory fee structure were not practicable, but that economies of scale in the cost of operations, to the extent they exist, were effectively being shared given the Adviser's past waiver of fees with respect to the Fund, and the Fund's ability to benefit from the much larger scale of the Adviser's business for other clients.

The Board received an oral presentation from the Adviser on its overall level of profitability and its profitability specifically with respect to the Fund, and acknowledged the limited usefulness of the information given the Fund's relatively small size compared to the rest of the Adviser's assets under management and the reasonableness of the Fund's fees and expenses. The Board concluded that the Fund's cost structure is reasonable.

5.  Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business. The Board noted that the Adviser does not use third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser's other business would suggest minimal possible fallout benefits.

6.  Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund's shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

Purisima Total Return Fund
Other Information

PROXY VOTING PROCEDURES (UNAUDITED)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q DISCLOSURE (UNAUDITED)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling 1-800-841-0199. Furthermore, you can obtain the Form N-Q on the Securities and Exchange Commission's website at http://www.sec.gov.

This page is intentionally left blank.

Purisima Total Return Fund
Trustees and Officer Information (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust's business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund's investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust's Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

Name, Address, Date of Birth	Position(s) Held with Trust	Year Elected[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Kenneth L. Fisher* (born 1950) 5525 NW Fisher Creek Dr. Camas, WA 98607	President	1996

Chief Executive Officer and majority shareholder of Fisher Investments, Inc., the sole shareholder of the Adviser, and has served in such capacities since the incorporation of the Adviser in 1986. Prior thereto, he was the founder of Fisher Investments, a sole proprietorship which commenced operations in 1979.

				N/A	None
Pierson E. Clair III (born 1948) 5525 NW Fisher Creek Dr. Camas, WA 98607	Trustee	1996	Chief Executive Officer (since 2004) and Vice-Chairman of the Board (since May 2014) of Brown & Haley (fine confectioners); President and Chief Operating Officer of Brown & Haley from 1998 to 2004; Vice President of Blommer Chocolate Company from 1980 to 1997, where he had been employed since 1970.	2	Brown & Haley (fine confectioners)
Scott LeFevre (born 1957) 5525 NW Fisher Creek Dr. Camas, WA 98607	Trustee	2001	Retired. Prior to retirement, sole proprietor of LeFevre Capital Management, a registered investment adviser, from 1990 to 2010.	2	None
Alfred D. McKelvy, Jr. (born 1948) 5525 NW Fisher Creek Dr. Camas, WA 98607	Trustee	2003	Partner of McKelvy Properties, LP since 2011; Executive Director of the law firm of Berding & Weil, LLP from 1990 to 2011.	2	Advisory Board, Heritage Bank (formerly, Board of Diablo Valley Bank)

Name, Address, Date of Birth	Position(s) Held with Trust	Year Elected[1]	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held
Bryan F. Morse (born 1952) 5525 NW Fisher Creek Dr. Camas, WA 98607	Trustee	1996	Retired. Prior to retirement, sole proprietor of Bryan F. Morse, RIA, a registered investment adviser from 1990 to 2010.	2	None
Grover T. Wickersham (born 1949) 5525 NW Fisher Creek Dr. Camas, WA 98607	Trustee	1996	Attorney in private practice in Palo Alto, California. Prior to entering private practice in June of 1981, served as a Branch Chief of the Los Angeles Regional Office of the U.S. Securities and Exchange Commission.	2	S&W Seed Co. (agricultural products)
Tom Fishel (born 1960) 5525 NW Fisher Creek Dr. Camas, WA 98607	Vice President and Chief Compliance Officer	2005	Vice President and Chief Compliance Officer of the Adviser. Vice President of Charles Schwab & Co., Inc. from 1995 to 2004, where he had been employed since 1983.	N/A	N/A
Katherine Taylor (born 1966) 5525 NW Fisher Creek Dr. Camas, WA 98607	Treasurer	2011	Executive Vice President of Finance and Treasurer of the Adviser, where she has been employed since 2003.	N/A	N/A
Nicole Gerrard Lightner (born 1970) 5525 NW Fisher Creek Dr. Camas, WA 98607	Secretary	2011

In-house legal counsel for the Adviser since 2006 and Secretary of the Adviser since 2008. Prior to joining the Adviser, she was an attorney at Paul Hastings LLP from 2000 to 2006 and at a Canadian law firm from 1998 to 2000.

				N/A	N/A

1  Trustees and officers of the Funds serve until their resignation, removal or retirement.

*  "Interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended.

PRIVACY NOTICE

FACTS	WHAT DOES THE PURISIMA FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number and payment history
• Account balances and account transactions
• Assets and transaction history
When you are no longer our customer, we continue to share your information as described in this notice.
How?

All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons The Purisima Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does The Purisima Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	No
For our affiliates' everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes – information about your creditworthiness	No	No
For nonaffiliates to market to you	No	No

Questions?	Call 1-800-550-1071
Who we are
Who is providing this notice?	The Purisima Funds

What we do
How does The Purisima Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. The Purisima Funds has adopted internal policies to protect your non-public personal information.

How does The Purisima Funds collect my personal information?

We collect your personal information, for example, when you
• Open an account or provide account information
• Make deposits or withdrawals from your account or make a wire transfer
• Give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?

Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes-information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliate is Fisher Investments.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • The Purisima Funds does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • The Purisima Funds does not jointly market.
Other important information

This privacy notice applies to individual consumers who are customers or former customers. This privacy notice replaces all previous notices of our consumer privacy policy, and may be amended at any time. We will keep you informed of changes or amendments as required by law.

The Purisima Funds

Semi-Annual Report

February 29, 2016 (Unaudited)

The Purisima All-Purpose Fund

Table of Contents

A Letter to Our Shareholders	1
Sector Breakdown	2
Expense Example	3
Schedule of Investments	5
Statement of Assets and Liabilities	6
Statement of Operations	7
Statement of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Board Consideration of and Continuation of Investment Advisory Agreement	18
Other Information	21
Trustees and Officer Information	22
Privacy Notice	24

A Letter to Our Shareholders

Welcome to the semi-annual report for the Purisima All-Purpose Fund for the 6-month period ending February 29, 2016.  The Fund seeks positive total returns over the long-term regardless of market conditions in the U.S.  and foreign equity markets.  During the period, the Fund was primarily invested in U.S.  government securities and cash equivalents.

Thank you for your continued interest and support.

Sincerely,

Kenneth L.  Fisher

Chairman and Co-Chief Investment Officer

Fisher Investments

Opinions expressed above are those of Kenneth L.  Fisher and are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Fund holdings and sector allocations are subject to change and are not recommendations to buy or sell any security.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund may use short sales of securities, which involve the risk that losses may exceed the original amount invested.  The Fund may also use options and futures contracts, which have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of securities prices, interest rates and currency exchange rates.  The Fund may invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  The Fund may invest in debt securities which typically decrease in value when interest rates rise.  This risk is greater for longer-term debt securities.

The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund.  Therefore, the Fund is more exposed to individual stock volatility than a diversified fund.  An investment in the Fund is not suitable for all investors.

This material must be preceded or accompanied by a prospectus.

Fisher Investments is the Adviser to The Purisima Funds.  The Purisima Funds are distributed by Quasar Distributors, LLC.  03/16

1

Sector Breakdown(1) (Unaudited)

Purisima All-Purpose Fund

U.S. Treasury Obligations	74.33%
Mutual Funds	25.67
Total	100.00%

(1)Percentage of Total Investments as of February 29, 2016.

2

Important Information

The following disclosure provides important information regarding the Fund’s Expense Example.  Please refer to this information when reviewing the Expense Example for the Fund.

Expense Example (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period indicated and held for the entire period from September 1, 2015, to February 29, 2016, for the Purisima All-Purpose Fund.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Fund’s actual returns.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds.  To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees.  Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  If these transaction costs were included, your costs would have been higher.

3

EXPENSE EXAMPLE (continued)

February 29, 2016 (Unaudited )

	Actual	Hypothetical Performance
Purisima All-Purpose Fund	Performance	(5% return before expenses)
Beginning Account Value (09/01/15)	$1,000.00	$1,000.00
Ending Account Value (02/29/16)	$993.50	$1,017.40
Expenses Paid During Period(1)	$7.43	$7.52

(1)Expenses are equal to the Fund’s annualized expense ratio of 1.50%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

4

Purisima All-Purpose Fund

Schedule of Investments

February 29, 2016 (Unaudited )

Principal Amount		Value
	U.S. TREASURY BILLS: 64.54%
$30,000	0.03%, 3/3/2016	$30,000

	TOTAL U.S. TREASURY BILLS
	(Cost $30,000)	30,000

Number of Shares		Value
	MUTUAL FUNDS: 22.28%
10,358	SEI Daily Income Trust Government Fund - Class A	10,358

	TOTAL MUTUAL FUNDS
	(Cost $10,358)	10,358

	TOTAL INVESTMENTS: 86.82%
	(Cost $40,358)	40,358

	Other Assets in Excess of Liabilities: 13.18%	6,128

	TOTAL NET ASSETS: 100.00%	$46,486

The accompanying notes are an integral part of these financial statements.

5

Purisima All-Purpose Fund

Statement of Assets and Liabilities

February 29, 2016 (Unaudited )

ASSETS:
Investments at value (cost $40,358)	$40,358
Receivables:
Interest receivable	2
Receivable from Adviser	12,085
Prepaid expenses	11,735
Total Assets	64,180

LIABILITIES:
Accrued fund administration, fund accounting, transfer agent and custody fees	15,892
Accrued expenses	1,802
Total Liabilities	17,694

NET ASSETS	$46,486

Number of shares issued and outstanding (unlimited shares authorized, $0.01 par value)	5,041

Net asset value, redemption price and offering price per share	$9.22

COMPONENTS OF NET ASSETS:
Paid-in capital	$47,260
Undistributed net investment loss	(774)
Net Assets	$46,486

The accompanying notes are an integral part of these financial statements.

6

Purisima All-Purpose Fund

Statement of Operations

For the Six Months Ended February 29, 2016 (Unaudited )

INVESTMENT INCOME:
Interest income	$38
Total investment income	38

EXPENSES:
Investment advisory fees (Note 3)	232
Administration fees (Note 3)	19,986
Fund accounting fees	18,209
Registration fees	12,388
Trustees fees	11,873
Transfer agent fees	7,469
Audit fees	2,304
Reports to shareholders	1,884
Custody fees	1,592
Legal fees	1,421
Miscellaneous expenses	787
Total expenses	78,145
Investment advisory fees voluntarily waived (Note 3)	(232)
Expenses waived and reimbursed by Adviser (Note 3)	(77,565)

Net expenses	348

Net investment loss	(310)

Net decrease in net assets resulting from operations	$(310)

The accompanying notes are an integral part of these financial statements.

7

Purisima All-Purpose Fund

Statement of Changes in Net Assets

	Six Months Ended
	February 28, 2015	Year Ended
	(Unaudited)	August 31, 2015
OPERATIONS:
Net investment loss	$(310)	$(698)
Net decrease in net assets resulting from operations	(310)	(698)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	—	75
Shares redeemed	—	(75)
Net change from capital share transactions	—	—

Total decrease in net assets	(310)	(698)

NET ASSETS:
Beginning of period	46,796	47,494
End of period	$46,486	$46,796

Undistributed net investment loss	$(774)	$(464)

CHANGE IN CAPITAL SHARES:
Shares outstanding, beginning of period	5,041	5,041
Shares sold	—	8
Shares redeemed	—	(8)
Net change in capital shares	—	—
Shares outstanding, end of period	5,041	5,041

The accompanying notes are an integral part of these financial statements.

8

Purisima All-Purpose Fund

Financial Highlights

For a capital share outstanding throughout each period.

The following information should be read in conjunction with the financial statements and notes thereto appearing elsewhere in this Semi-Annual Report.

	Six Months Ended February 29		Year Ended August 31,
	2016(1)		2015		2014		2013		2012	2011
Net asset value, beginning of the period	$9.28		$9.42		$9.55		$9.68		$9.82	$9.95

Loss from investment operations:
Net investment loss	(0.06)		(0.14	)(2)	(0.13	)(2)	(0.13	)(2)	(0.14)	(0.10)
Net realized and unrealized loss on investments	—		—		—	(3)	—		— (3)	(0.03)
Total loss from investment operations	(0.06)		(0.14)		(0.13)		(0.13)		(0.14)	(0.13)

Net asset value, end of period	$9.22		$9.28		$9.42		$9.55		$9.68	$9.82

Total return	(0.65	)%(4)	(1.49)%		(1.36)%		(1.34)%		(1.43)%	(1.31)%

Ratios/supplemental data:
Net assets, end of period (thousands)	$46.5		$46.8		$47.5		$48.2		$48.9	$49.5

Ratio of expenses to average net assets:
Before fees waived and expenses absorbed or recouped	335.87	%(5)	322.37%		318.37%		310.49%		315.77%	304.53%
After fees waived and expenses absorbed or recouped	1.50	%(5)	1.50%		1.50%		1.50%		1.50%	1.50%

Ratio of net investment loss to average net assets(6)	(1.34	)%(5)	(1.48)%		(1.34)%		(1.37)%		(1.40)%	(1.06)%

Portfolio turnover rate	0.00	%(4)	0.00%		0.00%		0.00%		0.00%	0.00%

(1)Unaudited.

(2)Per share net investment loss has been calculated using the daily average share method.

(3)Amount represents less than $0.01 per share.

(4)Not annualized.

(5)Annualized.

(6)Net of fees waived.

The accompanying notes are an integral part of these financial statements.

9

PURISIMA ALL-PURPOSE FUND
NOTES TO FINANCIAL STATEMENTS
February 29, 2016 (Unaudited)

NOTE 1 — ORGANIZATION

The Purisima Funds (the “Trust”) was organized as a Delaware statutory trust on June 27, 1996 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series, each series represents a distinct portfolio with its own investment objectives and policies.  The accompanying financial statements include the Purisima All-Purpose Fund (the “Fund”), a non-diversified fund which commenced operations on November 1, 2005.  The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.” The Fund is one of the two portfolios comprising the Trust.  Fisher Asset Management, LLC (doing business as Fisher Investments) (the “Adviser”) serves as the investment adviser to the Fund.

The Fund’s investment objective is to seek positive total returns over the long-term regardless of market conditions in the U.S.  and foreign equity markets.  The Fund may invest in foreign and/or domestic securities, derivatives, money market instruments, fixed-income securities, shares of other mutual funds, exchange-traded funds and other equity-like securities.

The Fund invested exclusively in U.S.  government securities and cash equivalents during the six months ended February 29, 2016, for defensive purposes.

For the six months ended February 29, 2016, the Fund invested 22.28% of its net assets in the SEI Daily Income Trust Government Fund — Class A.  The SEI Daily Income Trust Government Fund — Class A invests in U.S.  Government securities.  The Financial Statements of the SEI Daily Income Trust Government Fund — Class A, including disclosure of the risks, performance, expenses and other information, is available through the Securities and Exchange Commission’s website at http://www.sec.gov.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America.

A.            Security Valuation.  Investments in securities traded on a national securities exchange are valued at the last sales price on the business day as of which such value is being determined.  If on a particular day an exchange-listed security does not trade, then the mean between the bid and asked prices will be used.  Foreign exchange traded equity securities are valued based upon the price on the exchange or market on which they trade as of the close of business of such market or exchange immediately preceding the time the Fund’s net asset value is determined.  Investments in securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Securities traded on an exchange for which there have been no sales and other

10

over-the-counter securities are valued at the closing price.  Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees or their designee, taking into consideration: (I) fundamental analytical data relating to the investment; (II) the nature and duration of restrictions on disposition of the securities; and (III) an evaluation of the forces which influence the market in which these securities are purchased and sold.

B.            Foreign Currency Translation.  The Fund’s records are maintained in U.S.  dollars.  The value of securities, currencies and other assets and liabilities denominated in currencies other than U.S.  dollars are translated into U.S.  dollars using a spot market rate of exchange each day.  Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

The portion of the Fund’s security gains and losses resulting from changes in foreign exchange rates are included with net realized and unrealized gain or loss from investments, as appropriate, for both financial reporting and tax purposes.

Net realized foreign currency transaction gains and losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the differences between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S.  dollar equivalent of the amounts actually received or paid.  Net unrealized foreign currency translation gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

C.            Federal Income and Excise Taxes.  The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies.  Therefore, no federal income or excise tax provision is required.

The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable.  The Fund will accrue such taxes and recoveries as applicable based upon its current interpretations of the tax rules and regulation that exist in the markets in which it invests.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012 — 2014), or expected to be taken in the Fund’s 2015 tax returns.  The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

11

D.            Security Transactions, Investment Income and Distributions.  Security transactions are accounted for on the trade date.  Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest income is recognized on the accrual basis.  Realized gains and losses are evaluated on the bases of identified costs.

E.             Use of estimates.  The presentation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates and assumptions.

F.          Concentration of Risk.  Investments in securities of non-U.S.  issues in certain countries involve special investment risks.  These risks may include, but are not limited to, investment restrictions, adverse political, social and economic developments, government involvement in the private sector, limited and less reliable investor information, lack of liquidity, certain local tax law considerations, and limited regulation of the securities markets.

G.            Options.  Exchange-traded options are valued at the last reported sale price at the close of the exchange on which the security is primarily traded.  Certain markets are not closed at the time that a Fund prices portfolio securities.  In these situations, snapshot prices are provided by the individual pricing services or other alternate sources at the close of the New York Stock Exchange (the “NYSE”) as appropriate.  If no sales are reported, the mean between the last reported bid and asked prices will be used.  Non-exchange traded options will also be valued at the mean between bid and asked prices.  “Fair value” of other private options is valued after consulting with the Adviser using a mathematical model.

Options purchased are recorded as investments; options written (sold) are accounted for as liabilities.  When an option expires, the premium (original option value) is realized as a gain if the option was written or as a loss if the option was purchased.  When the exercise of an option results in a cash settlement, the difference between the premium and the settlement proceeds is realized as a gain or loss.  When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium.  When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss.  The Fund may purchase options which are included in the Fund’s Schedules of Investments and subsequently marked to market to reflect the current value of the option.  During the six months ended February 29, 2016, the Fund did not invest in options.

H.           Securities Sold Short.  To the extent the Fund engages in selling securities short, the Fund is obligated to replace a security borrowed by purchasing the same security at the current market value.  The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security.  The Fund would realize a gain if the price of the security declines between those dates.

The Fund is required to establish a margin account with the broker lending the security sold

12

short.  While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must also maintain a deposit with the broker consisting of cash having a value equal to a specified percentage of the value of the securities sold short.  During the six months ended February 29, 2016, the Fund did not invest in short sales.

I.                Exchange-Traded Notes, Index-Linked Notes and Similar Instruments.  The Fund may invest in leveraged and unleveraged exchange-traded notes, index-linked notes and similar instruments (collectively known as “Linked Notes”), which are senior, unsecured, unsubordinated debt securities whose returns are linked to the performance of a particular market benchmark or strategy minus applicable fees.  Some Linked Notes are traded on an exchange (e.g., the NYSE) during normal trading hours.  Other Linked Notes may be directly sold by the issuer, such as a larger broker-dealer, and are not traded.  At maturity, the issuer pays to the investor a cash amount equal to the principal amount, subject to the applicable market benchmark or strategy factor.  Linked Notes that are not traded may be subject to a holding period until maturity during which an early redemption fee or other charges may apply.

Linked Notes are subject to credit risk and the value of a Linked Note may drop because of a downgrade in the issuer’s credit rating, despite the underlying market benchmark or strategy remaining unchanged.  Linked Notes may not make periodic coupon payments or provide principal protection.  The value of a Linked Note may also be influenced by time to maturity, level of supply and demand for the Linked Note, volatility and lack of liquidity in underlying assets, changes in the applicable interest rates, changes in the issuer’s credit rating, and economic, legal, political, or geographic events that affect the referenced underlying asset.  The issuer of a Linked Note may not be required to maintain the listing and there can be no assurance that a secondary market will exist for a Linked Note.  In addition, no assurance can be given that the Internal Revenue Service will accept, or a court will uphold, how the Fund characterizes and treats Linked Notes for tax purposes.  Some Linked Notes that use leverage may multiply the market effect on the value of the instrument and, at times, be relatively illiquid and, thus, they may be difficult to purchase or sell at a fair price.  Leveraged Linked Notes are subject to the same risks, such as greater volatility, costs and the potential for increased losses, as other instruments that use leverage in any form.

A Linked Note that is tied to a specific market benchmark or strategy may not be able to replicate and maintain exactly the composition and relative weighting of securities, commodities or other components in the applicable market benchmark or strategy.  The market value of Linked Notes may differ from their market benchmark or strategy because the supply and demand in the market for Linked Notes at any point in time is not always identical to the supply and demand in the market for the securities, commodities or other components underlying the market benchmark or strategy that the Linked Note seeks to track.  As a result, there may be times when a traded Linked Note trades at a premium or discount to its market benchmark or strategy.  During the six months ended February 29, 2016, the Fund did not invest in Exchange-Traded Notes or Index-Linked Notes.

J.                Indemnification Obligations.  Under the Fund’s organizational documents, its current and

13

former officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties that provide general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred or that would be covered by other parties.

NOTE 3 — COMMITMENTS, OTHER RELATED PARTY TRANSACTIONS AND OTHER SERVICE PROVIDERS

The Fund has an Investment Management Agreement with the Adviser to provide investment advisory services to the Fund.  The Adviser furnishes all investment advice, office space, facilities, and most of the personnel needed by the Fund.  Prior to January 20, 2015, as compensation for its services, the Adviser was entitled to a monthly fee at the annual rate of 1.00% of the Fund’s average daily net assets.  As of January 20, 2015, the Adviser has voluntarily agreed to waive the management fee with respect to the Fund because a substantial portion of the assets invested in the Fund is expected to be from client accounts separately managed by the Adviser.

The Fund is responsible for its own operating expenses.  The Adviser has contractually agreed to limit the Fund’s total expenses (exclusive of brokerage, interest, taxes, dividends on securities sold short and extraordinary expenses) to not more than 1.50% of the average daily net assets.

Any fee withheld or reduced and/or any Fund expense absorbed by the Adviser pursuant to an agreed upon expense cap shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, anytime before the end of the third fiscal year following the year to which the fee reduction, waiver, or expense absorption relates, provided the aggregate amount of the Fund’s current operating expenses for such fiscal year does not exceed the applicable limitation on Fund expenses.  Any such reimbursement is also contingent upon Board of Trustees review and approval prior to the time the reimbursement is initiated.  The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.  For the six months ended February 29, 2016, the Adviser voluntarily waived its advisory fees of $232, which is not subject to potential recovery by the Adviser.

For the six months ended February 29, 2016, the Adviser reimbursed the Fund $77,565 and voluntarily waived $232 in advisory fees to limit the Fund’s total expenses to not more than 1.50% of the Fund’s average daily net assets.

The following amounts have been waived or reimbursed by the Adviser on behalf of the Fund and are subject to potential recovery by the Adviser no later than August 31 of the years stated below:

Fund	2016	2017	2018	2019
Purisima All-Purpose Fund	$149,800	$151,571	$150,995	$77,565

U.S.  Bank, N.A.  serves as the Fund’s Custodian.  U.S.  Bancorp Fund Services, LLC (“USBFS”), an affiliate of U.S.  Bank, N.A., serves as the Administrator, Fund Accountant and Transfer Agent.  In its

14

capacity as the Fund’s Administrator, USBFS provides general fund management including corporate secretarial services, coordinates the preparation of materials for the Board of Trustees, assists with the annual audit of the Fund’s financial statements, monitors the Fund’s compliance with federal and state regulations as well as investment restrictions, coordinates the payment of Fund expenses and monitors expense accruals, prepares financial statements and non-investment related statistical data and makes required tax reporting calculations.  During the six months ended February 29, 2016, the Fund paid USBFS $19,986 for services rendered in its capacity as the Fund’s Administrator.

NOTE 4 — SERVICE AND DISTRIBUTION PLAN

The Trust, on behalf of the Fund, has adopted a Service and Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  Under the Plan, the Fund may accrue Rule 12b-1 fees at an annual rate not to exceed 0.25% of the Fund’s average daily net assets, and the Fund is authorized to pay expenses incurred for the purpose of financing activities, including the employment of dealers, intended to result in the sale of shares of the Fund.  For the six months ended February 29, 2016, the Fund did not utilize the Plan.

Quasar Distributors, LLC, an affiliate of U.S.  Bank, N.A.  and USBFS, serves as principal underwriter of the Fund and acts as the Fund’s distributor, pursuant to a Distribution Agreement with the Trust, in a continuous public offering of the Fund’s shares.

NOTE 5 — INVESTMENT TRANSACTIONS

The cost of purchases and the proceeds from sales of securities, excluding short-term investments, for the six months ended February 29, 2016, were as follows:

Fund	Purchases	Sales
Purisima All-Purpose Fund	$0	$0

NOTE 6 — FAIR VALUE OF FINANCIAL INSTRUMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs).  These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Evaluated prices based on other significant observable inputs (including quoted prices for similar securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities and changes in benchmark securities indices)

Level 3 — Significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet

15

established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of inputs used to value the Fund’s securities as of February 29, 2016:

Description	Level 1	Level 2	Level 3	Total
Fixed Income
U.S. Treasury Bills	$—	$30,000	$—	$30,000
Total Fixed Income	—	30,000	—	30,000
Short-Term Investments	10,358	—	—	10,358
Total Investments in Securities	$10,358	$30,000	$—	$40,358

As of February 29, 2016, there were no transfers between Levels 1, 2 and 3.  The Fund did not hold any Level 3 securities during the six month period ended February 29, 2016.  It is the Fund’s policy to record transfers at the end of the reporting period.

NOTE 7 — FEDERAL INCOME TAX MATTERS

The difference between the book and tax basis components of the distributable earnings relates principally to the timing of recognition of income and gains for federal income tax purposes.  These differences, if any, are primarily attributable to the tax deferral of late-year losses.  Short-term gains distributions reported in the Statements of Changes of Net Assets, if any, are reported as ordinary income for federal tax purposes.

As of August 31, 2015, the Fund’s most recent fiscal year end, the components of distributable earnings on a tax basis were as follows:

Purisima
All-Purpose
Fund

Cost of investments for tax purposes	$41,473
Gross tax unrealized appreciation	$—
Gross tax unrealized depreciation	—
Net tax unrealized appreciation	$—
Undistributed long-term gains	$—
Other accumulated gains (losses)	(464)
Total accumulated earnings (losses)	$(464)

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Additionally, U.S.  generally accepted accounting principles require that permanent book-to-tax differences be reclassified among the components of net assets.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended August 31, 2015, the Fund’s most recent fiscal year end, the Fund decreased undistributed net investment loss and decreased paid-in capital by $661 and $661, respectively.

The Fund did not pay any distributions during the six months ended February 29, 2016, or the fiscal years ended August 31, 2015, and August 31, 2014.

In order to meet certain excise tax requirements, the Fund is required to measure and distribute annually net capital gains realized during the twelve month period ending October 31st.  Under current tax regulations, the Fund is permitted, for tax purposes, to defer into its next fiscal year any net capital losses incurred from November 1st through the end of the fiscal year.  Under the 1940 Act, the Fund may also defer any realized late-year ordinary losses as occurring on the first day of the following fiscal year.  Late-year ordinary losses represent ordinary losses realized on investment transactions after December and specified losses (ordinary losses from sale, exchange or other disposition of property, net foreign currency losses and net passive foreign investment mark to market losses) realized on investments transactions after October.  As of August 31, 2015, the Fund’s most recent fiscal year end, the Fund deferred, on a tax basis, post December late-year losses of $464.

NOTE 8 — SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effect of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

NOTE 9 — RECENT ACCOUNTING PRONOUNCEMENT

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No.  2015-07 “Disclosure for Investments in Certain Entities that Calculate Net Asset Value per Share (or Its Equivalent).” The amendments in ASU No.  2015-07 remove the requirement to categorize within the fair value hierarchy investments measured using the NAV practical expedient.  The ASU also removes certain disclosure requirements for investments that qualify, but do not utilize, the NAV practical expedient.  The amendments in the ASU are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years.  Management is currently evaluating the impact these changes will have on the Fund’s financial statements and related disclosures.

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BOARD CONSIDERATION OF AND CONTINUATION OF INVESTMENT ADVISORY AGREEMENT (UNAUDITED)

On November 5, 2015, the Board of Trustees (the “Board”) performed its annual review and renewal of the Investment Management Agreement (the “Agreement”) for the Purisima All- Purpose Fund for the one-year period commencing December 1, 2015.  The Board, which consists solely of Independent Trustees, took into consideration information provided at the meeting, as well as a wide variety of materials relating to the services provided by the Adviser.  Extensive information was provided to the Board in response to a detailed request for information sent to the Adviser by legal counsel to the Fund.  That information included reports on the financial condition of the Adviser, the services, operations and personnel of the Adviser, compliance procedures, investment performance, brokerage and portfolio transactions, distribution and marketing plans and other information relating to the nature, extent and quality of services provided by the Adviser to the Fund.  In addition, the Board discussed and reviewed information regarding the Fund’s investment results, as well as advisory fee and expense comparisons.

In evaluating the Agreement, the Board took into account their cumulative experience in working with the Adviser and their ongoing review of information and discussions with representatives of the Adviser throughout the year at Board meetings.  In deciding to renew the Agreement, the Board did not identify any single factor or particular information that, in isolation, was the controlling factor.  This summary describes the most important, but not all, of the factors considered by the Board.

The Board recognized that the Fund has engaged in only minimal investment activities since its inception because its primary use has been reserved as an investment when the Adviser takes a defensive posture with respect to the securities markets.  To date, the Fund has remained invested in U.S.  Treasury securities and cash, with only an executive officer of the Adviser as its shareholder.

1.             Nature, Extent and Quality of Services

The Adviser, its personnel and its resources.  The Board considered the depth and quality of the Adviser’s investment management process, including its sophisticated methodology; the experience, capability and integrity of its senior management and other personnel, especially the Adviser’s Investment Policy Committee and personnel who directly support the Fund; the longevity and relatively low turnover rates of its key personnel; and the overall financial strength and stability of its organization.  The Board discussed the quality of the services provided by the Adviser and noted that the quarterly report from the Adviser was extremely sophisticated and thorough.  The Board commented on the high quality of the independent capital markets research conducted by the Adviser and reported to the Board on a regular basis.  The Board’s consensus was that the Adviser was open about its thinking on the management of the Fund and very available to address any questions or concerns of the Board.  The Board also considered that the Adviser made available to its investment professionals a variety of resources and systems relating to investment management, compliance, trading, performance and portfolio accounting.

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The Board further considered the Adviser’s ongoing commitment to attracting and retaining qualified personnel and to maintain and enhance its resources and systems.  The Board also observed that there had been no decline in the quality of services provided to the Fund despite the growth of the Adviser’s other client business and the continued de minimis size of the Fund.

Other Services.  The Board considered the Adviser’s policies, procedures and systems to ensure compliance with applicable laws and regulations and its commitment to these programs; its efforts to keep the Board informed; and its attention to matters that may involve conflicts of interest with the Fund.

The Board concluded that the nature, extent and quality of the services provided by the Adviser has benefited and should continue to benefit the Fund and its shareholders, especially upon its broader use under the circumstances contemplated by the Adviser.

2.             Investment Performance

The Board considered the Fund’s pursuit of its investment objective and the investment results of the Fund in light of its objective.  The Board compared the Fund’s total returns with a peer group of mutual funds objectively compiled using data from Morningstar, Inc., and noted that the performance of the Fund was lower than the median of its peer group as the Fund remained invested in cash equivalent securities.

The Board recognized that the Fund’s proposed defensive posture has not yet been implemented and the peer group funds, referred to as specialty equity funds, would serve as a better comparison at that time.

The Board concluded that the Adviser’s performance record in managing the Fund indicates that its continued management has benefited and should continue to benefit the Fund and its shareholders.

3.               Advisory Fees and Total Expenses

The Board reviewed the advisory fees and total expenses of the Fund and compared such amounts with the average fee and expense levels of other funds in an applicable group of peer funds compiled using data from Morningstar, Inc.  The Board observed that the Fund’s advisory fees and total expenses were below the median of the peer group.  The Board noted that the Adviser had waived (and is continuing to waive) significant fees in respect of the Fund to maintain an overall expense limitation, thus indicating a substantial investment by the Adviser in that Fund.  The Board concluded that the reasonable level of the fees charged by the Adviser benefits the Fund and its shareholders.  The Board then considered the fees charged to the Fund compared to the Adviser’s private clients, but agreed it was not an applicable comparison given the unique nature of the fund and the extra burden of administration, public reporting, compliance, regulatory deadlines, risk and regulations associated with the Fund that do not apply to the private accounts.  The Board determined that the respective peer groups provided a better comparison and concluded that the advisory fee paid by the Fund to the Adviser was reasonable in light of the nature and quality of services provided by the Adviser.

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4.             Adviser, Costs, Level of Profits and Economies of Scale

The Board discussed the Adviser’s costs of providing services to the Fund, as well as the resulting level of profits to the Adviser.  The Board noted the substantial subsidy by the Adviser to maintain the Fund’s contractual expense level.  The Board considered the Adviser’s need to invest in technology, infrastructure and staff to reinforce and offer new services and to accommodate changing regulatory requirements.  The Board noted that at its present asset size, breakpoints in the Fund’s advisory fee structure were not practicable, and that no economies of scale applied.  The Board concluded that the Fund’s cost structure is reasonable.

5.               Ancillary Benefits

The Board considered a variety of other benefits received by the Adviser, including possible ancillary benefits to itself or its institutional management business.  The Board noted that the Adviser does not use third-party soft dollar products from trades by the Fund, and noted that the small relative size of the Fund compared to the Adviser’s other business would suggest minimal possible fallout benefits.

6.             Conclusions

Based on its review, including consideration of each of the factors referred to above, the Board concluded that the Agreement is fair and reasonable to the Fund and its shareholders, that the Fund’s shareholders received, and should receive, reasonable value in return for the advisory fees paid to the Adviser by the Fund, and that the renewal of the Agreement was in the best interests of the Fund and its shareholders.

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Other Information

PROXY VOTING PROCEDURES (Unaudited)

The Adviser votes proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust’s Board of Trustees.  You may obtain a description of these procedures, free of charge, by calling toll-free 1-800-841-0199.  This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

Information regarding how the Fund voted proxies relating to the portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll-free 1-800-841-0199.  This information is also available through the Securities and Exchange Commission’s website at http://www.sec.gov.

FORM N-Q DISCLOSURE (Unaudited)

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters on Form N-Q.  The Fund’s Form N-Q is available without charge, upon request, by calling 1-800-841-0199.  Furthermore, you can obtain the Form N-Q on the Securities and Exchange Commission’s website at http://www.sec.gov.

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Trustees and Officer Information (Unaudited)

The Board of Trustees is responsible for the overall management of the Trust’s business. The Board of Trustees approves all significant agreements between the Trust and persons or companies furnishing services to it, including all agreements with the Adviser, Administrator, Custodian and Transfer Agent. The Board of Trustees delegates the day-to-day operations of the Trust to its Officers, subject to the Fund’s investment objective and policies and to general supervision by the Board of Trustees. The Statement of Additional Information includes additional information about the Trust’s Trustees and is available, without charge, by calling 1-800-841-0199.

The Trustees and Officers of the Trust, their business addresses and principal occupations during the past five years are:

				Number of
				Portfolios in
				Fund
				Complex	Other
Name, Address,	Position(s) Held	Year	Principal	Overseen by	Director-ships
Date of Birth	with Trust	Elected(1)	Occupation(s) During Past Five Years	Director	Held

Kenneth L. Fisher*	President	1996

Chief Executive Officer and majority shareholder of Fisher Investments, Inc., the sole shareholder of the Adviser, and has served in such capacities since the incorporation of the Adviser in 1986. Prior thereto, he was the founder of Fisher Investments, a sole proprietorship which commenced operations in 1979.

				N/A	None
(born 1950)
5525 NW Fisher Creek Dr.
Camas, WA 98607

Pierson E. Clair III	Trustee	1996	Chief Executive Officer (since 2004) and Vice- Chairman of the Board (since May 2014) of Brown & Haley (fine confectioners); President and Chief Operating Officer of Brown & Haley from 1998 to 2004; Vice President of Blommer Chocolate Company from 1980 to 1997, where he had been employed since 1970.	2	Brown & Haley (fine confectioners)
(born 1948)
5525 NW Fisher Creek Dr.
Camas, WA 98607

Scott LeFevre	Trustee	2001	Retired. Prior to retirement, sole proprietor of LeFevre Capital Management, a registered investment adviser, from 1990 to 2010.	2	None
(born 1957)
5525 NW Fisher Creek Dr.
Camas, WA 98607

Alfred D. McKelvy, Jr.	Trustee	2003	Partner of McKelvy Properties, LP since 2011; Executive Director of the law firm of Berding & Weil, LLP from 1990 to 2011.	2	Advisory Board, Heritage Bank (formerly, Board of Diablo Valley Bank)
(born 1948)
5525 NW Fisher Creek Dr.
Camas, WA 98607

Bryan F. Morse	Trustee	1996	Retired. Prior to retirement, sole proprietor of Bryan F. Morse, RIA, a registered investment adviser from 1990 to 2010.	2	None
(born 1952)
5525 NW Fisher Creek Dr.
Camas, WA 98607

Grover T. Wickersham	Trustee	1996	Attorney in private practice in Palo Alto, California. Prior to entering private practice in June of 1981, served as a Branch Chief of the Los Angeles Regional Office of the U.S. Securities and Exchange Commission.	2	S&W Seed Co. (agricultural products)
(born 1949)
5525 NW Fisher Creek Dr.
Camas, WA 98607

Tom Fishel	Vice President and Chief Compliance Officer	2005	Vice President and Chief Compliance Officer of the Adviser. Vice President of Charles Schwab & Co., Inc. from 1995 to 2004, where he had been employed since 1983.	N/A	N/A
(born 1960)
5525 NW Fisher Creek Dr.
Camas, WA 98607

(1) Trustees and officers of the Funds serve until their resignation, removal or retirement.

*    “Interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.

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				Number of
				Portfolios in
				Fund
				Complex	Other
Name, Address,	Position(s) Held	Year	Principal	Overseen by	Director-ships
Date of Birth	with Trust	Elected(2)	Occupation(s) During Past Five Years	Director	Held
Katherine Taylor	Treasurer	2011	Executive Vice President of Finance and Treasurer of the Adviser where she has been employed since 2003.	N/A	N/A
(born 1966)
5525 NW Fisher Creek Dr.
Camas, WA 98607

Nicole Gerrard Lightner	Secretary	2011

In-house legal counsel for the Adviser since 2006 and Secretary of the Adviser since 2008. Prior to joining the Adviser, she was an attorney at Paul Hastings LLP from 2000 to 2006 and at a Canadian law firm from 1998 to 2000.

				N/A	N/A
(born 1970)
5525 NW Fisher Creek Dr.
Camas, WA 98607

(2) Trustees and officers of the Funds serve until their resignation, removal or retirement.

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FACTS	WHAT DOES THE PURISIMA FUNDS DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number
• Account balances and account transactions
• Assets and transaction history

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons The Purisima Funds chooses to share; and whether you can limit this sharing.

Reasons we share your personal		Does The Purisima	Can you limit
information		Funds Share?	sharing?

For our everyday business purposes—
such as to process your transactions, maintain your		Yes	No
account(s), respond to court orders and legal
investigations, or report to credit bureaus

For our marketing purposes—
to offer our products and services to you		Yes	No

For joint marketing with other financial companies		No	No

For our affiliates’ everyday business purposes—
information about your transactions and experiences		Yes	No

For our affiliates’ everyday business purposes—
information about your creditworthiness		No	No

For nonaffiliates to market to you		No	No

Questions?	Call 1-800-550-1071

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Who we are

Who is providing this notice?	The Purisima Funds

What we do
To protect your personal information from unauthorized
How does The Purisima Funds protect my personal	access and use, we use security measures that comply
information?	with federal law. These measures include computer
safeguards and secured files and buildings.

We collect your personal information, for example, when
you
• Open an account
• Provide account information
How does The Purisima Funds collect my personal	• Make deposits or withdrawals from your account
information?	• Use your credit or debit card
• Make a wire transfer
We also collect your personal information from third
parties, such as credit bureaus, affiliates, or other
companies.

Federal law gives you the right to limit only
Sharing for affiliates’ everyday business purposes-
information about your creditworthiness
Why can’t I limit all sharing?	Affiliates from using your information to market to you
Sharing for nonaffiliates to market to you
State laws and individual companies may give you
additional rights to limit sharing.

Definitions

Affiliates	Companies related by common ownership or control. They
can be financial and nonfinancial companies.

Companies not related by common ownership or control.
Nonaffiliates	They can be financial and nonfinancial companies.
• THE PURISIMA FUNDS does not share information with nonaffiliates so they can market to you.

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
• THE PURISIMA FUNDS does not joint market.

Other important information

This notice applies to individual consumers who are customers or former customers. This notice replaces all previous notices of our consumer privacy policy, and may be amended at any time. We will keep you informed of changes or amendments as required by law.

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Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

(a)         Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)         Not Applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

2

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  1) Incorporated by reference to the Registrant’s Form N-CSR filed November 10, 2003.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

3

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Purisima Funds

By	/s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date	4/21/2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth L. Fisher
Kenneth L. Fisher, President

Date	4/21/2016

By	/s/ Katherine Taylor
Katherine Taylor, Treasurer

Date	4/21/2016

4